Impact of COVID-19 - Additional Information (Detail) $ in Billions	6 Months Ended
	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 USD ($)	Oct. 31, 2019 CAD ($)
Disclosure of Impacts of Covid 19 [Line Items]
Financial Instruments Valuation Adjustments	$ 447,000,000		$ 260,000,000
CIBC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Goodwill Impairment Charge	28,000,000
CEBA program [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	40,000
Loans and Receivables	$ 1,900,000,000
Co-lend Program [Member] | BDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Financing Receivable Guarantee Term	12 months
Percentage of Co-lending BDC	80.00%	80.00%
Co-lend Program [Member] | CIBC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Percentage of Co-lending CIBC	20.00%	20.00%
Paycheck Protection Program [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Loans and Receivables		$ 1.9
Loan guarantee for small and mediumsized enterprises [Member] | EDC [Member]
Disclosure of Impacts of Covid 19 [Line Items]
Maximum Financing Amount	$ 6,250,000
Percentage of Guarantee on Financing Receivable	80.00%	80.00%